Barclays PLC (the Parent company) - Total equity (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Equity	£ 72,481		£ 71,864		£ 69,260		£ 70,041
Repurchase of shares	1,760		1,257		1,508
Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	4,186	[1]	4,288	[1]	4,373	[1]	4,536
Repurchase of shares	205	[1]	209	[1]	233
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity	56,986		58,028		57,667		57,837
Repurchase of shares	1,760		1,257		1,508
Barclays PLC | Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	£ 4,186		4,288		4,373		£ 4,536
Number of shares repurchased	818
Repurchase of shares	£ 205		£ 209		£ 233

[1]	For further details refer to Note 27.